Summary of Significant Accounting Policies (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 23, 2024	Sep. 16, 2024	Sep. 09, 2024	Sep. 02, 2024	Aug. 17, 2024	Jul. 25, 2024	Jun. 19, 2024	Dec. 31, 2023	Apr. 27, 2023	Apr. 19, 2023	Feb. 15, 2023	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 25, 2024	Sep. 24, 2024	Jun. 14, 2024	Mar. 01, 2024	Aug. 10, 2023	Dec. 31, 2021
Amount insured by FDIC								$ 250,000					$ 250,000			$ 250,000			$ 250,000
Sale and liquidation																	$ 2,130,116		2,130,116	$ 1,151,186
Realized losses on bonds																0	34,556		34,556	52,096
Bad debt expense													7,799	$ 1,086		41,836	83,564		83,564	17,489
Provisions for inventory													0	0		0	0
Inventory								134,057					102,685			102,685			134,057	151,248
Impairment of intangible assets, finite-lived													0	0		0	0		0
Derivative liabilities								0					0			0			0	0
Deferred revenue								0					0			0			0	0
Uncertain tax positions								0					0			0			0
Interest and penalties																0	0		0	0
Valuation allowance deferred tax assets
Marketing and advertising expense													$ 54,099	29,724		$ 112,266	110,102		$ 136,582	$ 1,364,168
Common stock, shares authorized								500,000,000	50,000,000				500,000,000		50,000,000	500,000,000			500,000,000	500,000,000	500,000,000	50,000,000
Reverse stock split						1:2.5 reverse stock split			1:8 reverse stock split
Preferred stock, shares authorized								5,000,000	50,000,000				5,000,000			5,000,000			5,000,000	5,000,000
Consulting fees											$ 5,000								$ 5,000
Shares of common stock																363,000
Shares remain vested								260,000								104,000			104,000
Shares remain unvested								65,000					26,000			26,000			65,000
Proceeds from gain loss on sale of debt securities																			$ 44,590
Provisions for inventory								$ 0											0	$ 0
Impairment losses													$ 13,422			$ 13,422			0
Income tax liabilities								$ 0											$ 0	$ 0
Shares of common stock										325,000										37,392						8,769
Payments to Acquire Businesses, Gross																				$ 321,250
Stock Issued During Period, Value, New Issues															$ 25,308				25,308
Depreciation													269,561	278,442		810,451	829,137		1,108,186	1,769,621
Accounts Receivable, Allowance for Credit Loss								$ 81,772					81,772			81,772			81,772
Next NRG Holding Corp [Member]
Amount insured by FDIC								250,000					250,000			250,000			250,000
Impairment of intangible assets, finite-lived													0	0		0	0
Derivative liabilities								0					0			0			0
Interest and penalties																0	0
Valuation allowance deferred tax assets								$ 0					0			0			0
Marketing and advertising expense													29,454	5,989		65,099	20,539		$ 1,050	$ 10,000
Common stock, shares authorized								100,000											100,000	100,000
Preferred stock, shares authorized																								50,000,000
Impairment losses													0	0		0	0		$ 0	$ 0
Business Acquisition, Percentage of Voting Interests Acquired												100.00%													100.00%
Payments to Acquire Businesses, Gross												$ 5,500,000				1,550,000			2,350,000
Escrow Deposit								$ 250,000						250,000			250,000		250,000
Additional payments to acquire businesses gross																			1,550,000
Stock Issued During Period, Value, New Issues																			$ 3,700,000
Debt Instrument, Interest Rate, Effective Percentage								7.00%					150.00%			150.00%			7.00%
Debt Instrument, Maturity Date, Description																			May 2024
Marketable securities								$ 0					$ 12,703,491			$ 12,703,491			$ 0
Deposit Assets													50,000			50,000
Depreciation																			9,992
Depreciation													4,798	$ 1,118		13,130	$ 5,916			0
Accounts Receivable, Allowance for Credit Loss								309,098					$ 317,843			317,843			309,098	291,841
Research and development expense																			0	0
Next NRG Holding Corp [Member] | Stat EI Inc [Member]
Escrow Deposit								250,000											250,000
Deposit Assets								$ 5,500,000											5,500,000
Next NRG Holding Corp [Member] | Chief Executive Officer [Member]
Proceeds from Contributions from Affiliates																$ 10,000
Next NRG Holding Corp [Member] | Stat EI Inc [Member]
Payments to Acquire Businesses, Gross																			$ 1,800,000
Subsequent Event [Member]
Common stock, shares authorized																							500,000,000
Reverse stock split							1:2.5 reverse stock split
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Common stock, shares authorized																								1,000,000,000
Preferred stock, shares authorized																								50,000,000
Stock Issued During Period, Value, New Issues																		$ 3,700,000
Debt Instrument, Interest Rate, Effective Percentage																		7.00%
Debt Instrument, Periodic Payment	$ 30,000	$ 20,000	$ 20,000	$ 20,000	$ 40,000
Corporate Bond Securities [Member]
Proceeds from investment																				$ 1,151,186
Share-Based Payment Arrangement, Tranche One [Member]
Shares remain unvested								32,500					13,000			13,000			32,500
Share-Based Payment Arrangement, Tranche Two [Member]
Shares remain unvested								32,500					13,000			13,000			32,500
Services Agreement [Member]
Shares of common stock																			130,000
Telx Computers Inc [Member] | Services Agreement [Member]
Related party other expenses										$ 10,000									$ 10,000
Related Party [Member]
Advances													$ 17,150			$ 17,150
Stock percentage																20.00%
Related Party [Member] | Next NRG Holding Corp [Member]
Common stock, shares authorized								1,000,000,000					1,000,000,000			1,000,000,000			1,000,000,000
Preferred stock, shares authorized													50,000,000			50,000,000
Mountain Views Strategy Ltd [Member]
Related party other expenses											$ 13,000